Income Taxes (Summary Of Deferred Tax Assets And Deferred Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Property costs	$ 6,456	$ 5,729
Asset retirement obligations	5,844	6,187
Other deferred tax assets	9,479	5,507
Total gross deferred tax assets	21,779	17,423
Net deferred tax assets	21,779	17,423
Accumulated depreciation and amortization	(115,737)	(127,182)
Deferred turnaround costs	(84)	(137)
State deferred taxes	(16,423)	(13,789)
Other deferred tax liabilities	(11,610)	(18,911)
Total gross deferred tax liabilities	(143,854)	(160,019)
Net deferred tax liabilities	$ (122,075)	$ (142,596)